SCHEDULE OF LOSS PER SHARE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LOSS PER SHARE FOR BOTH CLASS A AND B ORDINARY SHARES*
Net loss	$ (2,655,477)	$ (3,785,383)	$ (30,113,504)	$ (7,446,001)	$ (9,768,372)
Weighted average shares outstanding for Class A and Class B, Basic	62,194,221	45,000,000	45,554,093	45,000,000	45,000,000
Weighted average shares outstanding for Class A and Class B, Diluted	62,194,221	45,000,000	45,554,093	45,000,000
Basic	$ (0.04)	$ (0.08)	$ (0.51)	$ (0.17)	$ (0.22)
Diluted	$ (0.04)	$ (0.08)	$ (0.51)	$ (0.17)	$ (0.22)